UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Arbor Capital Management, LLC
Address:One Financial Plaza
	120 S. Sixth St., Ste. 1000
	Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	4/1/2006
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	1,239,243

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABAXIS INC                     COM              002567105     4171   183900 SH       SOLE                   133100             50800
ADAMS RESPIRATORY THERAPUTICS  COM              00635P107    26113   656600 SH       SOLE                   478600            178000
ADEZA BIOMEDICAL CORP          COM              006864102    19032   900700 SH       SOLE                   654700            246000
ADVISORY BOARD CO              COM              00762W107    21081   378000 SH       SOLE                   275100            102900
AKAMAI TECHNOLOGIES            COM              00971T101    37159  1129783 SH       SOLE                   822183            307600
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108    11980   654300 SH       SOLE                   475500            178800
AMERICAN MEDICAL SYSTEMS HOLDI COM              02744M108    29209  1298200 SH       SOLE                   944600            353600
ANGIODYNAMICS INC              COM              03475V101    16804   559000 SH       SOLE                   407600            151400
APPLIX INC                     COM              038316105     8961  1174500 SH       SOLE                   852100            322400
ARTHROCARE CORP                COM              043136100    32336   676200 SH       SOLE                   492700            183500
BIO-REFERENCE LABS INC         COM              09057G602     9042   501200 SH       SOLE                   364700            136500
BJ's RESTAURANTS, INC.         COM              09180c106    12301   455600 SH       SOLE                   331500            124100
BRIGHT HORIZONS FAMILY SOLUTIO COM              109195107    13318   343868 SH       SOLE                   250322             93546
COLDWATER CREEK INC            COM              193068103     8512   306200 SH       SOLE                   223100             83100
COLOR KINETICS INC             COM              19624P100    15226   718900 SH       SOLE                   522500            196400
CONCUR TECHNOLOGIES INC        COM              206708109    20457  1104000 SH       SOLE                   803900            300100
CORPORATE EXECUTIVE BRD CO     COM              21988R102     9583    94980 SH       SOLE                    69080             25900
COSTAR GROUP INC               COM              22160N109    25203   485700 SH       SOLE                   352100            133600
CRA INTERNATIONAL INC          COM              12618T105     6394   129800 SH       SOLE                    95000             34800
CYBERSOURCE CORP.              COM              23251J106    10217   915500 SH       SOLE                   674200            241300
DEALERTRAK HOLDINGS INC        COM              242309102    10574   496200 SH       SOLE                   360700            135500
DSW INC.                       COM              23334L102    27850   889200 SH       SOLE                   647200            242000
ECOLLEGE.COM                   COM              27887E100     9318   494600 SH       SOLE                   357200            137400
ENCORE CAP GROUP INC           COM              292554102     9582   649600 SH       SOLE                   472700            176900
ERESEARCHTECHNOLOGY INC COM    COM              29481V108     9769   678900 SH       SOLE                   493700            185200
EURONET WORLDWIDE INC          COM              298736109    14686   388200 SH       SOLE                   283400            104800
FACTSET RESH SYS INC           COM              303075105    12952   292050 SH       SOLE                   212400             79650
FORMFACTOR INC                 COM              346375108    32860   835700 SH       SOLE                   608300            227400
FOXHOLLOW TECHNOLOGIES INC.    COM              35166A103    10644   348400 SH       SOLE                   252900             95500
GAIAM INC-CLASS A              COM              36268Q103     9275   575700 SH       SOLE                   419200            156500
HEARTLAND PAYMENT SYSTEMS INC  COM              42235N108    26004  1049800 SH       SOLE                   764600            285200
HITTITE MICROWAVE              COM              43365Y104    23007   682500 SH       SOLE                   496800            185700
HURON CONSULTING GROUP         COM              447462102    16696   551200 SH       SOLE                   401400            149800
ID SYSTEMS INC                 COM              449489103     9215   368600 SH       SOLE                   268300            100300
IKANOS COMMUNICATIONS INC.     COM              45173E105     9469   480400 SH       SOLE                   349000            131400
INTRALASE CORP                 COM              461169104    15518   668900 SH       SOLE                   488100            180800
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205    23044   490300 SH       SOLE                   357000            133300
KENEXA CORP                    COM              488879107    14600   474800 SH       SOLE                   344800            130000
KVH INDS INC                   COM              482738101     7037   635700 SH       SOLE                   464900            170800
KYPHON INC                     COM              501577100    12897   346700 SH       SOLE                   252300             94400
LIFE TIME FITNESS INC.         COM              53217R207    20347   434300 SH       SOLE                   315800            118500
LIFECELL CORPORATION           COM              531927101    38670  1714839 SH       SOLE                  1247539            467300
LIVEPERSON INC                 COM              538146101    20454  2825100 SH       SOLE                  2055800            769300
MCCORMICK & SCHMICK'S SEAFOOD  COM              579793100    14352   563500 SH       SOLE                   410400            153100
NEKTAR THERAPEUTICS            COM              640268108    14553   714100 SH       SOLE                   519400            194700
NEUROMETRIX INC                COM              641255104    14295   367100 SH       SOLE                   267000            100100
NEUSTAR, INC.                  COM              64126X201    24696   796660 SH       SOLE                   580860            215800
NIGHTHAWK RADIOLOGY HOLDINGS   COM              65411N105     9394   393200 SH       SOLE                   286100            107100
NUVASIVE INC.                  COM              670704105     5898   312900 SH       SOLE                   228000             84900
O REILLY AUTOMOTIVE INC        COM              686091109    22590   617880 SH       SOLE                   449580            168300
ONLINE RESOURCES CORP          COM              68273G101     9955   765800 SH       SOLE                   556100            209700
OPENWAVE SYSTEMS INC           COM              683718308    14277   661600 SH       SOLE                   482800            178800
PERFICIENT INC.                COM              71375U101    16000  1378100 SH       SOLE                  1001200            376900
PHASE FORWARD INC.             COM              71721R406     6866   616300 SH       SOLE                   439000            177300
POWER INTEGRATIONS INC         COM              739276103    19333   780200 SH       SOLE                   568100            212100
PROVIDENCE SVC CORP            COM              743815102    12065   371000 SH       SOLE                   270700            100300
RACKABLE SYSTEMS INC           COM              750077109    16394   310200 SH       SOLE                   226000             84200
RESMED INC                     COM              761152107    19720   448380 SH       SOLE                   326780            121600
RIGHTNOW TECHNOLOGIES INC      COM              76657R106    19052  1200500 SH       SOLE                   874200            326300
SIRF TECHNOLOGY HOLDINGS INC   COM              82967H101    14766   416400 SH       SOLE                   302700            113700
SPECTRANETICS CORP             COM              84760C107    10098   854300 SH       SOLE                   623400            230900
STAMPS.COM INC                 COM              852857200    22992   652072 SH       SOLE                   474172            177900
STRAYER ED INC COM             COM              863236105    12588   123100 SH       SOLE                    89700             33400
TEXAS ROADHOUSE INC            COM              882681109    13723   803000 SH       SOLE                   586500            216500
TOWER GROUP INC.               COM              891777104    17667   764800 SH       SOLE                   557000            207800
TRACTOR SUPPLY COMPANY         COM              892356106    17654   266110 SH       SOLE                   194310             71800
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    53685  2076800 SH       SOLE                  1509800            567000
USANA HEALTH SCIENCES INC      COM              90328M107    13075   313400 SH       SOLE                   228400             85000
VASCO DATA SECURITY INTL       COM              92230Y104    10918  1334700 SH       SOLE                   970600            364100
VOCUS INC                      COM              92858J108     7505   505400 SH       SOLE                   370100            135300
VOLCOM INC                     COM              92864N101    15861   446400 SH       SOLE                   325400            121000
VOLTERRA SEMICONDUCTOR CORP    COM              928708106    18300   958600 SH       SOLE                   696500            262100
WEBSITE PROS INC.              COM              94769V105    13655   971900 SH       SOLE                   707000            264900
WITNESS SYSTEMS INC            COM              977424100     6073   239096 SH       SOLE                   173796             65300
ZUMIEZ INC                     COM              989817101    29676   485700 SH       SOLE                   353400            132300